Intangible Assets - Schedule of Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Abstract]
Amortization expense, 2014	$ 9,570
Amortization expense, 2015	9,570
Amortization expense, 2016	1,208
Amortization expense, 2017	690
Amortization expense, 2018	$ 690